Equity - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 14, 2019 £ / shares shares	Oct. 31, 2018 USD ($)
Disclosure of reserves within equity [line items]
Authorised share capital | shares	0
Total return of funds announced to shareholders					$ 500.0
Share consolidation basis - number of new ordinary shares | shares				19
Share consolidation basis - nominal value per share of new ordinary shares | £ / shares				£ 0.20852
Share consolidation basis - number of existing ordinary shares | shares				20
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares				£ 0.19810
Special dividend paid	$ 0.0	$ 0.0	$ 510.0
Reclassified from OCI to profit or loss - included in financial expenses	(96.0)	13.0	$ (38.0)
Consolidation of Shares | shares			10,000,000
Treasury shares [member]
Disclosure of reserves within equity [line items]
Treasury shares transferred to employee share trusts	$ 1.4	$ 0.6	$ 0.8
Number of treasury shares held | shares	3,700,000	5,100,000	5,700,000
Treasury shares held, nominal value	$ 1.0	$ 1.4	$ 1.6
Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	(96.0)	13.0	(38.0)
EUR bonds [member] | Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	15.0	9.0	8.0
Change in fair value of currency swaps recognised in OCI	$ (81.0)	$ 22.0	$ (30.0)